Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding gains (losses) on available-for-sale securities, net of taxes	$ 875	$ 1,184	$ 1,714	$ (192)
Unrecognized net actuarial loss, defined benefit pension plan, net of tax	(2,560)	(2,559)	(2,342)	(1,961)
Unrecognized net loss, derivative, net of tax	(48)	(101)	(283)	(429)
Unrecognized net income (loss), equity investment, net of tax	38	32	24	55
Accumulated other comprehensive loss	$ (1,695)	$ (1,444)	$ (887)	$ (2,527)